Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of details regarding the exchange rate
	Consumer Price Index	Euro	CHF	NIS	GBP
December 31, 2022	108.00	1.07	1.08	0.28	1.20
December 31, 2021	102.60	1.13	1.09	0.32	1.35
December 31, 2020	101.10	1.22	1.13	0.31	1.36
Change in percentages:
Year ended December 31, 2022	5.26	(5.31)	(0.92)	(12.50)	(11.11)
Year ended December 31, 2021	1.48	(7.38)	(3.54)	3.23	(0.74)
Year ended December 31, 2020	(0.69)	8.93	9.71	6.90	3.03

Schedule of property plant and equipment, useful life span of the assets
%
Machinery and equipment (mainly 7%)	7 – 25
Computers	20 – 33
Office furniture and equipment	7 – 15
Leasehold Improvements	20 – 34
Printers leased to customers	25
Buildings	3.5

Schedule of estimated useful lives
%
Technology	20 – 25
Customer relationships	11 – 25
Backlog	100